Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Controlling Interests [abstract]
Summary of Non-controlling Equity Investment Percentages and Votes
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.25	12.31.24
Galicia Broker Asesores de Seguros S.A.	CABA - Argentina	0.006%	0.006%
Seguros Galicia S.A.	CABA - Argentina	0.566%	0.566%
Banco GGAL S.A.	CABA - Argentina	—%	0.006%
Banco de Galicia y Buenos Aires S.A.	CABA - Argentina	0.002%	—%

Summary of Movements in Group's Significant Non-Controlling Interests
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balances as of 12.31.24	Corporate Reorganization	Cash Dividends	Profit Sharing in income (loss) for the Year	Balances as of 12.31.25
Galicia Broker Asesores de Seguros S.A.	135	—	—	320	455
Seguros Galicia S.A.	88,101	—	—	91,666	179,767
Banco GGAL S.A.	119,848	(119,848)	—	—	—
Banco de Galicia y Buenos Aires S.A.		119,848	(7,087)	(4,426)	108,335
Total	208,084	—	(7,087)	87,560	288,557

Company	Balances as of 12.31.23	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balances as of 12.31.24
Galicia Broker Asesores de Seguros S.A.	176	—	(225)	184	135
Seguros Galicia S.A.	254,002	—	—	(165,901)	88,101
Banco GGAL S.A.	—	133,135	—	(13,287)	119,848
Total	254,178	133,135	(225)	(179,004)	208,084

Company	Balances as of 12.31.22	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balances as of 12.31.23
Galicia Broker Asesores de Seguros S.A.	168	—	(168)	176	176
Seguros Galicia S.A.	—	261,383	—	(7,381)	254,002
Total	168	261,383	(168)	(7,205)	254,178